Revenue Information - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue [Line items]
Revenue	¥ 339,104		¥ 284,957	¥ 245,948
Total	339,104	$ 46,457	284,957	245,948
Base commission from transactions [Member]
Schedule of Revenue [Line items]
Revenue	320,757		269,640	201,907
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line items]
Revenue	¥ 18,347		¥ 15,317	¥ 44,041